Lease liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities

17.	Lease liabilities

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$
Lease liabilities payable:

Within one year	9,760	6,500
Within a period of more than one year but not more than two years	43,054	-
	52,814	6,500

Less: portion classified as current liabilities	(9,760)	(6,500)

Non-current liabilities	43,054	-

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

18.	Lease liabilities

	2024	2023
	S$	S$
Lease liabilities payable:

Within one year	6,500	41,409
Within a period of more than one year but not more than two years	-	19,151
	6,500	60,560

Less: portion classified as current liabilities	(6,500)	(41,409)

Non-current liabilities	-	19,151

On December 13, 2024, the Group has engaged into a three year lease agreement for a new office in Vietnam with a total lease payment of approximately SGD72,000. Consider the lease agreement will be commenced on January 20, 2025, the right-of-use assets and lease liabilities related to the respective lease agreement are not recognized as at December 31, 2024.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)